Employee Benefits (Details) - Schedule of changes in provisions for incentive plans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in provisions for incentive plans [Abstract]
Balances as of January 1,	$ 43,941	$ 51,051
Provisions established	49,652	34,138
Provisions used	(40,524)	(41,248)
Provisions released
Balances as of December 31,	$ 53,069	$ 43,941